Subsequent events	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Subsequent Events
21.	Subsequent events:

(a)	Issuance of Share Capital

On April 25, 2013, we issued one share of capital stock for cash consideration of $25.0 million to our existing shareholder. The proceeds were allocated as one Euro to the Capital Stock of the Company and $25.0 million to contributed surplus.

(b)	Issuance of Unsecured Senior Notes

On May 8, 2013, we issued $300.0 million of unsecured senior notes (the “unsecured notes”). The unsecured notes are issued under an indenture. The unsecured notes have an aggregate principal value of $300.0 million, were issued at par value, bear interest at a rate of 9.375% with semi-annual interest payments on June 1 and December 1 and mature on June 1, 2021. The net proceeds from the issuance have been used to repay a portion of the Company’s borrowings under its revolving credit facility and for other working capital and general corporate purposes.

(c)	Commitment to Acquire Aircraft

On May 24, 2013, we exercised options to purchase two Sikorsky S92 aircraft.

28.	Subsequent events:

On June 12, 2012, the Company committed to acquire 10 AW139 helicopters from AgustaWestland to be delivered between October 2012 and September 2014. In addition, the Company has options to acquire 16 additional AW139 helicopters.

On June 13, 2012, the Company exercised the option to acquire two additional EC225’s from Eurocopter in addition to the twenty helicopters the Company committed to acquire in fiscal 2012.